Income tax incurred and deferred: (Details Textual) $ in Thousands, $ in Thousands	1 Months Ended	2 Months Ended	7 Months Ended	12 Months Ended
	Oct. 19, 2017 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2014	Jun. 01, 2017 MXN ($)
Share of profit (loss) of associates accounted for using equity method				$ 5,984,043		$ 6,358,687	$ 5,051,189
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense				$ 41,977		$ 93,975	$ 86,083
Applicable tax rate				30.00%	30.00%	30.00%	30.00%	30.00%
Asset Tax, percentage Refundable				10.00%	10.00%
Income taxes paid (refund)				$ 89,365		$ 211,675	$ 50,716
Tax expense (income)				1,795,961		1,635,447	1,401,184
Surcharge tax				$ 3,600		2,933
Description of applicability of tax law				Law 1739 of December 23, 2014 in force, establishes the determination and payment of a surcharge on income tax for equity - CREE, which is the responsibility of the taxpayers of this tax and applies to a taxable base higher than the COP.800,000, which is equivalent to 6%.	Law 1739 of December 23, 2014 in force, establishes the determination and payment of a surcharge on income tax for equity - CREE, which is the responsibility of the taxpayers of this tax and applies to a taxable base higher than the COP.800,000, which is equivalent to 6%.
Deferred tax expense (income)				$ 932		932	$ 932
Income recognised as a result of asset tax				$ 89,365		58,890
Asset tax recoverable period				10 years	10 years
Aerostar [Member]
Deferred tax expense (income)			$ 28,678	$ 33,879		267,307
Airplan [Member]
Current tax expense (income)				(20,098)		19,551
Tax expense (income)		$ 10,214		(17,117)
Deferred tax expense (income)				2,981		$ (9,337)
Top of range [member]
Profit (loss) from continuing operations					$ 800,000
Aerostar Airport Holdings, LLC [Member]
Deferred tax liabilities recognised as of acquisition date									$ 808,894
Aeropuertos Centro Norte, S. A. [Member]
Deferred tax liabilities recognised as of acquisition date	$ 861,483
Huatulco Airport [Member]
Increase in deferred tax rate						3.00%
Puerto Rico [Member]
Share of profit (loss) of associates accounted for using equity method				$ 343,534		$ 437,197
Applicable tax rate				10.00%	10.00%
Colombia [Member]
Share of profit (loss) of associates accounted for using equity method		$ 48,877		$ 94,843
Applicable tax rate				33.00%	33.00%	34.00%
Applicable tax rate, surcharge				6.00%	6.00%
Colombia [Member] | Liquid equity [Member]
Share of profit (loss) of associates accounted for using equity method	$ 23,462			$ 24,719
Investments rate of return		4.00%		3.50%	3.50%
Provision for taxes other than income tax [member]
Current tax expense (income)				$ 932		$ 932